Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Series A Convertible Preferred Stock	Series A-1 Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated other comprehensive loss
Balances at Dec. 31, 2011	$ 8,430	$ 2	$ 4	$ 5		$ 7	$ 16,277	$ (7,865)
Balances, Shares at Dec. 31, 2011		2,088,704	3,846,357	5,149,330		6,381,170
Issuance of common stock upon exercise of options, Shares						195,808
Issuance of common stock upon exercise of options	51						51
Stock-based compensation expense	430						430
Issuance of Series C convertible preferred stock net of issuance costs, Shares					2,740,567
Issuance of Series C convertible preferred stock net of issuance costs	17,651				3		17,648
Issuance of stock warrants for common stock to bank related to loan facility	13						13
Unrealized exchange loss	(1)								(1)
Net loss	(3,565)							(3,565)
Ending Balances at Dec. 31, 2012	23,009	2	4	5	3	7	34,419	(11,430)	(1)
Ending Balances, Shares at Dec. 31, 2012		2,088,704	3,846,357	5,149,330	2,740,567	6,576,978
Issuance of common stock upon exercise of options, Shares						97,779
Issuance of common stock upon exercise of options	25						25
Stock-based compensation expense	761						761
Issuance of Series C convertible preferred stock net of issuance costs, Shares					1,685,372
Issuance of Series C convertible preferred stock net of issuance costs	10,913				2		10,911
Unrealized exchange loss	(42)								(42)
Net loss	(7,411)							(7,411)
Ending Balances at Dec. 31, 2013	27,255	2	4	5	5	7	46,116	(18,841)	(43)
Ending Balances, Shares at Dec. 31, 2013		2,088,704	3,846,357	5,149,330	4,425,939	6,674,757
Issuance of common stock upon exercise of options, Shares	372,022					372,025
Issuance of common stock upon exercise of options	379						379
Conversion of convertible preferred stock to common stock, Shares		(2,088,704)	(3,846,357)	(5,149,330)	(4,425,939)	15,510,330
Conversion of convertible preferred stock to common stock		(2)	(4)	(5)	(5)	16
Cashless exercise of stock warrants to common stock, Shares						93,280
Cashless exercise of stock warrants to common stock	516						516
Issuance of common stock from initial public offering, net of issuance costs, Shares						7,187,500
Issuance of common stock from initial public offering, net of issuance costs	43,442					7	43,435
Stock-based compensation expense	3,543						3,543
Unrealized exchange loss	(74)								(74)
Excess tax benefit	24						24
Net loss	(4,444)							(4,444)
Ending Balances at Dec. 31, 2014	$ 70,641					$ 30	$ 94,013	$ (23,285)	$ (117)
Ending Balances, Shares at Dec. 31, 2014						29,837,892